Compensation (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands		12 Months Ended
	Mar. 15, 2018	Dec. 31, 2017	May 09, 2018	Nov. 08, 2017	Nov. 07, 2017	Oct. 04, 2017
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Business combination, assets and liabilities assumed, unrecognized stock-based compensation expenses		$ 14,300,000
Expense for stock-based awards		3,400,000
Expense for stock-based awards, fair value increase		1,300,000
Share price				$ 11.00	$ 10.20	$ 10.20
Stock-based awards unrecognized compensation cost		$ 8,900,000
Stock-based award weighted-average recognition period for unrecognized compensation cost		2 years
Cash contribution to 401(k) plan		$ 154,000
Subsequent Event
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share price			$ 11.05
Phantom Stock Units
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Liability for phantom stock units		$ 19,500,000
Granted stock-based awards, subsequent to year-end		0
Restricted Stock Awards
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Granted stock-based awards, subsequent to year-end		10
Restricted Stock Awards | Subsequent Event
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Granted stock-based awards, subsequent to year-end	800
Performance Stock Awards | Subsequent Event
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Granted stock-based awards, subsequent to year-end	400